COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE G — COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases office space under an operating lease in Stony Brook, New York for its corporate headquarters. The lease is for a 30,000 square foot building. The Company entered into an amended lease agreement on February 1, 2023. The initial term is for three years and expires on February 1, 2026. The lease for the corporate headquarters requires monthly payments of $48,861, which is adjusted annually based on the US Consumer Price Index (“CPI”) and was adjusted to monthly payments of $52,440 commencing on February 1, 2025. In lieu of a security deposit, the Company provided a standby letter of credit of $750,000. In addition, the Company also had 2,500 square feet of laboratory space, for which it entered into an amended lease agreement on February 1, 2023. The initial lease term for the laboratory space was one year from the commencement date and was extended until January 31, 2025. Effective February 1, 2025, the Company extended this lease for 2,000 square feet of laboratory space until January 31, 2026. On February 28, 2025, the Company vacated one of its laboratory suites and currently leases 1,000 square feet under this lease amendment. The base rent for the new lease term is monthly payments of $4,346 and the lease is terminable by the Company upon one month’s written notice to the landlord. The Company terminated the lease for the remaining 1,000 square fee, effective July 31, 2025. The total rent expense for the three and nine-month periods ended June 30, 2025 was $157,320 and $498,416, respectively.

Employment Agreement

On June 16, 2025, Dr. James A. Hayward informed the Company of his intention to retire from the Company and that he would step down from his positions as Chief Executive Officer, member of the Company’s board of directors (the “Board”) and Chairman of the Board effective June 18, 2025. Dr. Hayward’s resignation was not the result of any dispute or disagreement with the Company or the Board on any matter relating to the Company’s operations, policies or practices.

In connection with Dr. Hayward’s retirement, Dr. Hayward and the Company entered into a separation agreement dated June 16, 2025 (the “Separation Agreement”), pursuant to which the Company shall pay to Dr. Hayward, contingent upon his compliance with the terms of the Separation Agreement, the total gross amount of $450,000 to be paid over a period of eight months from the date of first payment, with the first installment being paid on or before July 15, 2025. The Separation Agreement also provides for a customary general release of claims in favor of the Company and customary post-employment covenants, including with respect to confidentiality and non-disparagement.

On June 17, 2025, the Board elected Judith Murrah, the Company’s current President, as Chief Executive Officer and as Chairperson and a member of the Board effective June 18, 2025. Effective June 30, 2025, Ms. Murrah voluntarily agreed to a fifteen percent (15%) temporary reduction in her annual base salary in connection with the Company’s efforts to reduce its ongoing operating expenses. Ms. Murrah’s reduced annual base salary is $340,000. The reduction is expected to end on a future date to be agreed by and between Ms. Murrah and the Compensation Committee of the Board.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the recorded liability includes probable and estimable legal costs associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. There is no pending litigation involving the Company at this time.

NOTE J – COMMITMENTS AND CONTINGENCIES

Operating leases

The Company leases office space under an operating lease in Stony Brook, New York for its corporate headquarters. The lease is for a 30,000 square foot building. The Company entered into an amended lease agreement on February 1, 2023. The initial term is for three years and expires on February 1, 2026. The lease for the corporate headquarters requires monthly payments of $48,861, which is adjusted annually based on the US Consumer Price Index (“CPI”). In lieu of a security deposit, the Company provided a standby letter of credit of $750,000. In addition, the Company also has 2,500 square feet of laboratory space, which it entered into an amended lease agreement on February 1, 2023. The initial lease term for the laboratory space is one year from the commencement date and was extended until January 31, 2025. The lease requires monthly payments of $10,417. The Company also has a satellite testing facility in Ahmedabad, India which occupies 1,108 square feet for a three-year term beginning November 1, 2017. During August 2023, the Company renewed this lease with a new expiration date of July 31, 2024. The base rent is approximately $6,500 per annum. The laboratory lease, as well as the testing facility in Ahmedabad are both considered short-term lease obligations. The Company has ceased operations of its testing facility in India and vacated this lease on August 31, 2024. The total rent expense for the fiscal years ended September 30, 2024 and 2023 were $722,332 and $663,513, respectively.

The components of lease expense are as follows:

	Fiscal year ended
	September 30,
Lease Cost	2024	2023
Operating lease cost	$597,670	$560,841
Short-term lease cost	124,662	102,672
Total lease cost	$722,332	$663,513

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$586,334
Right-of-use assets obtained in exchange for new operating lease liabilities	—
Weighted-average remaining lease term — operating leases	1.3	years
Weighted-average discount rate — operating leases	9.1%

Maturities of operating lease liabilities were as follows:

Fiscal year
ended
Maturity of Lease Liabilities	September 30,
Operating Leases
2025	586,334
2026	195,445
Total lease payments	781,779
Less: interest	(42,615)
Present value of lease liabilities	$739,164

NOTE J – COMMITMENTS AND CONTINGENCIES, continued

Employment Agreement

The employment agreement with Dr. James Hayward, the Company’s President and CEO, entered into in July 2016 provides that he will be the Company’s CEO and will continue to serve on the Company’s Board of Directors. The initial term was from July 1, 2016 through June 30, 2017, with automatic one-year renewal periods unless either party provides the other with 90 days’ advance written notice of non - renewal. On July 28, 2017, the employment agreement was renewed for a successive one-year term and the employment agreement has been renewed for successive one-year terms, most recently as of June 30, 2024. The Board of Directors, acting in its discretion, may grant annual bonuses to the CEO. The CEO will be entitled to certain benefits and perquisites and will be eligible to participate in retirement, welfare and incentive plans available to the Company’s other employees.

The employment agreement with the CEO also provides that if he is terminated before the end of the initial or a renewal term by the Company without cause or if the CEO terminates his employment for good reason, then, in addition to previously earned and unpaid salary, bonus and benefits, and subject to the delivery of a general release and continuing compliance with restrictive covenants, the CEO will be entitled to receive a pro rata portion of the greater of either (X) the annual bonus he would have received if employment had continued through the end of the year of termination or (Y) the prior year’s bonus; salary continuation payments for two years following termination equal to the greater of (i) three times base salary or (ii) two times base salary plus bonus; Company-paid COBRA continuation coverage for 18 months post-termination; continuing life insurance benefits (if any) for two years; and extended exercisability of outstanding vested options (for three years from termination date or, if earlier, the expiration of the fixed option term). If termination of employment as described above occurs within six months before or two years after a change in control of the Company, then, in addition to the above payments and benefits, all of the CEO’s outstanding options and other equity incentive awards will become fully vested and the CEO will receive a lump sum payment of the amounts that would otherwise be paid as salary continuation. In general, a change in control will include a 30% or more change in ownership of the Company.

Upon termination due to death or disability, the CEO will generally be entitled to receive the same payments and benefits he would have received if his employment had been terminated by the Company without cause (as described in the preceding paragraph), other than salary continuation payments.

On October 29, 2021, the Board of Directors amended the existing compensatory arrangement with the CEO to increase his salary to $450,000, effective November 1, 2021. On January 4, 2024, in connection with certain cost management efforts, the Company entered into a letter agreement with the CEO to amend the CEO’s employment agreement with the Company and to provide for a temporary 45% reduction to the CEO’s annual base salary, from $450,000 to $250,000, for a period of three months, effective as of January 1, 2024 through March 31, 2024. On April 1, 2024, the CEO extended the voluntary salary reduction with all terms and conditions withstanding until May 15, 2024. The CEO also agreed to waive any right to resign for “good reason” under his employment agreement with the Company as a result of the foregoing salary reduction. The CEO’s salary was restored to $450,000 on May 25, 2024. While the compensation committee determined that the CEO was eligible to receive a discretionary bonus in the amount of $500,000 with respect to his performance for fiscal 2023, on January 19, 2024, the CEO elected not to receive any cash incentive or other bonus for fiscal 2023, in light of the Company’s cash position.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the recorded liability includes probable and estimable legal costs associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. There is no pending litigation involving the Company at this time.